UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE EQUITY INCOME FUND

FORM N-Q

MARCH 31, 2013

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 86.1%
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 1.1%
Johnson Controls Inc.	1,472,680	$51,646,888

Automobiles - 0.5%
Honda Motor Co., Ltd., ADR	600,000	22,956,000

Media - 3.5%
Comcast Corp., Special Class A Shares	2,100,000	83,202,000
Time Warner Inc.	1,400,000	80,668,000

Total Media		163,870,000

Multiline Retail - 1.7%
Target Corp.	1,180,000	80,771,000

Specialty Retail - 1.2%
Home Depot Inc.	780,000	54,428,400

TOTAL CONSUMER DISCRETIONARY		373,672,288

CONSUMER STAPLES - 10.5%
Beverages - 1.7%
Anheuser-Busch InBev NV, ADR	813,140	80,948,087

Food & Staples Retailing - 2.1%
Wal-Mart Stores Inc.	1,275,000	95,408,250

Food Products - 1.8%
H.J. Heinz Co.	623,340	45,048,782
Nestle SA, ADR	500,000	36,235,000

Total Food Products		81,283,782

Household Products - 4.9%
Kimberly-Clark Corp.	989,470	96,948,270
Procter & Gamble Co.	1,730,000	133,313,800

Total Household Products		230,262,070

TOTAL CONSUMER STAPLES		487,902,189

ENERGY - 8.4%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	314,590	23,559,645

Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	833,079	98,986,447
Exxon Mobil Corp.	1,552,109	139,860,542
Occidental Petroleum Corp.	320,000	25,078,400
Royal Dutch Shell PLC, ADR, Class B Shares	370,000	24,723,400
Spectra Energy Corp.	2,600,000	79,950,000

Total Oil, Gas & Consumable Fuels		368,598,789

TOTAL ENERGY		392,158,434

FINANCIALS - 10.1%
Capital Markets - 1.3%
BlackRock Inc.	230,000	59,082,400

Commercial Banks - 1.0%
Wells Fargo & Co.	1,220,000	45,127,800

Insurance - 4.6%
American International Group Inc.	400,000	15,528,000	*
Berkshire Hathaway Inc., Class B Shares	767,140	79,935,988	*
MetLife Inc.	602,350	22,901,347
Travelers Cos. Inc.	1,153,010	97,071,912

Total Insurance		215,437,247

Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	150,000	11,538,000

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 1.6% (continued)
Annaly Capital Management Inc.	2,159,440	$34,313,502
Chimera Investment Corp.	5,198,930	16,584,587
Westfield Group	1,200,000	13,555,778

Total Real Estate Investment Trusts (REITs)		75,991,867

Thrifts & Mortgage Finance - 1.6%
First Niagara Financial Group Inc.	3,924,540	34,771,424
People’s United Financial Inc.	3,000,000	40,320,000

Total Thrifts & Mortgage Finance		75,091,424

TOTAL FINANCIALS		470,730,738

HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 1.0%
Thermo Fisher Scientific Inc.	590,950	45,201,765

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	966,480	39,809,311
Johnson & Johnson	1,261,237	102,828,653
Pfizer Inc.	3,550,000	102,453,000

Total Pharmaceuticals		245,090,964

TOTAL HEALTH CARE		290,292,729

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.0%
Raytheon Co.	791,620	46,539,340

Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	1,175,000	100,932,500

Commercial Services & Supplies - 2.6%
Covanta Holding Corp.	1,300,850	26,212,128
Waste Management Inc.	2,400,000	94,104,000

Total Commercial Services & Supplies		120,316,128

Industrial Conglomerates - 6.2%
3M Co.	950,000	100,994,500
General Electric Co.	3,759,170	86,912,010
United Technologies Corp.	1,100,000	102,773,000

Total Industrial Conglomerates		290,679,510

Machinery - 1.3%
Caterpillar Inc.	426,820	37,120,535
Deere & Co.	306,760	26,375,225

Total Machinery		63,495,760

Road & Rail - 0.5%
Union Pacific Corp.	170,000	24,209,700

TOTAL INDUSTRIALS		646,172,938

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.7%
Cisco Systems Inc.	2,900,000	60,639,000
QUALCOMM Inc.	958,300	64,158,185

Total Communications Equipment		124,797,185

Computers & Peripherals - 1.9%
Apple Inc.	196,250	86,866,138

IT Services - 1.3%
Automatic Data Processing Inc.	976,240	63,475,125

Office Electronics - 1.2%
Xerox Corp.	6,334,070	54,473,002

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp., Class A Shares	551,390	19,116,691
Intel Corp.	1,724,620	37,682,947

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.1% (continued)
Texas Instruments Inc.		1,150,000	$40,802,000

Total Semiconductors & Semiconductor Equipment			97,601,638

Software - 2.5%
CA Inc.		739,680	18,617,745
Microsoft Corp.		3,420,470	97,859,647

Total Software			116,477,392

TOTAL INFORMATION TECHNOLOGY			543,690,480

MATERIALS - 4.7%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.		930,000	45,718,800
PPG Industries Inc.		451,240	60,439,086

Total Chemicals			106,157,886

Metals & Mining - 0.8%
BHP Billiton PLC, ADR		655,770	38,074,006

Paper & Forest Products - 1.6%
International Paper Co.		1,600,000	74,528,000

TOTAL MATERIALS			218,759,892

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.1%
AT&T Inc.		2,550,000	93,559,500
Verizon Communications Inc.		1,990,000	97,808,500

Total Diversified Telecommunication Services			191,368,000

Wireless Telecommunication Services - 1.0%
Vodafone Group PLC, ADR		1,694,506	48,140,915

TOTAL TELECOMMUNICATION SERVICES			239,508,915

UTILITIES - 7.6%
Electric Utilities - 3.2%
American Electric Power Co. Inc.		1,500,000	72,945,000
Exelon Corp.		1,100,000	37,928,000
NextEra Energy Inc.		517,820	40,224,258

Total Electric Utilities			151,097,258

Gas Utilities - 1.3%
UGI Corp.		1,557,360	59,787,050

Multi-Utilities - 3.1%
CenterPoint Energy Inc.		1,650,000	39,534,000
National Grid PLC		5,803,260	67,455,878
Wisconsin Energy Corp.		815,000	34,955,350

Total Multi-Utilities			141,945,228

TOTAL UTILITIES			352,829,536

TOTAL COMMON STOCKS (Cost - $3,375,632,892)			4,015,718,139

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	4.750%	520,000	22,328,800

FINANCIALS - 1.4%
Commercial Banks - 0.5%
Wells Fargo & Co.	7.500%	20,000	25,775,000

Insurance - 0.9%
MetLife Inc.	5.000%	853,430	42,159,442

TOTAL FINANCIALS			67,934,442

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $94,181,623)			90,263,242

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY			SHARES	VALUE
MASTER LIMITED PARTNERSHIPS - 3.8%
Crude/Refined Products Pipelines - 0.5%
Kinder Morgan Energy Partners LP			266,030	$23,881,513

Diversified Energy Infrastructure - 1.1%
Kinder Morgan Management LLC			578,534	50,824,212	*

Global Infrastructure - 2.2%
Brookfield Infrastructure Partners LP			1,950,000	74,217,000
Brookfield Renewable Energy Partners LP			881,629	25,836,585

Total Global Infrastructure				100,053,585

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $137,436,205)				174,759,310

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	$73,417	$1	(a)(b)(c)
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	2	(a)(b)(c)
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	35,690	0	(a)(b)(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $250,103)				3

CORPORATE BOND & NOTES - 0.2%
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy Capital Holding Inc., Junior Subordinated Notes (Cost - $10,106,944)	6.350%	10/1/66	10,183,000	10,802,432	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,617,607,767)				4,291,543,126

SHORT-TERM INVESTMENTS - 7.7%
Repurchase Agreements - 7.7%
Interest in $91,224,000 joint tri-party repurchase agreement dated 3/28/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $34,867,775; (Fully collateralized by various U.S. government agency obligations, 0.600% to 0.750% due 2/22/16 to 3/6/17; Market value - $35,564,400)	0.200%	4/1/13	34,867,000	34,867,000
Interest in $925,000,000 joint tri-party repurchase agreement dated 3/28/13 with RBS Securities Inc.; Proceeds at maturity - $324,352,208; (Fully collateralized by various U.S. government agency obligations, 0.450% to 5.250% due 12/27/13 to 12/28/26; Market value - $330,832,847)	0.200%	4/1/13	324,345,000	324,345,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $359,212,000)				359,212,000

TOTAL INVESTMENTS - 99.7% (Cost - $3,976,819,767#)				4,650,755,126
Other Assets in Excess of Liabilities - 0.3%				13,283,987

TOTAL NET ASSETS - 100.0%				$4,664,039,113

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2013.

(c)	Illiquid security.

(d)	Value is less than $1.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Equity Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$4,015,718,139	—	—	$4,015,718,139
Convertible preferred stocks	90,263,242	—	—	90,263,242
Master limited partnerships	174,759,310	—	—	174,759,310
Asset-backed securities	—	$3	—	3
Corporate bonds & notes	—	10,802,432	—	10,802,432

Total long-term investments	$4,280,740,691	$10,802,435	—	$4,291,543,126

Short-term investments†	—	359,212,000	—	359,212,000

Total investments	$4,280,740,691	$370,014,435	—	$4,650,755,126

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $81,011,656 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$742,870,700
Gross unrealized depreciation	(68,935,341)

Net unrealized appreciation	$673,935,359

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 24, 2013